UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund –
.
TUHAX U.S. High Yield Fund–
.
Advisor  Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
HIGHLIGHTS
The U.S. High Yield Fund generated negative returns and underperformed its benchmark, the ICE BofA US High Yield Constrained Index, and its Lipper peer group average over the 12-month period ended May 31, 2023.
Recession fears and rate volatility driven by a hawkish Federal Reserve weighed on risk assets over the past year. Against this backdrop, lower-rated credits lagged higher qualities in 2022 and during the reporting period but have significantly rallied year-to-date.
We have taken a patient yet diligent approach to the portfolio. We have gradually upgraded the credit quality of the portfolio over the last year to better position it for slowing growth and are currently balancing a general desire to move further up in quality with what we view to be strong technical support for certain lower-
rated credits. Additionally, we have looked to realize profits in both energy and bank loans following their significant relative outperformance in 2022.
Although credit spreads remain near historical averages, the high yield asset class appears poised to generate strong total returns as its low dollar prices provide meaningful opportunity for capital appreciation and yields remain near decade-
high levels.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE U.S. High Yield Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE U.S. High Yield Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. High Yield Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks total return, and secondarily, current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The U.S. High Yield Fund returned -1.11% in the 12-month period ended
May 31, 2023. The fund underperformed its benchmark, the ICE BofA US
High Yield Constrained Index, and the Lipper peer group average. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Results were mixed
throughout the past year as
underperformance in the
first half of the reporting
period was partly offset
by outperformance in the
second half. The high yield
bond market was adversely
impacted by macro- and
rate-driven volatility. A
hawkish Federal Reserve and
turmoil within the banking
sector fueled recession fears
and weighed on risk assets.
From a technical perspective,
capital market activity was subdued in 2022, which impacted liquidity, particularly for lower-rated credits. However, the volume of new deals has meaningfully increased since the start of 2023, enhancing liquidity in both the primary and secondary markets.
The challenging environment and periods of heightened risk aversion contributed to the significant underperformance of CCC rated bonds in
2022. Although the lower-quality tier has produced the strongest returns year-to-date, our overweight allocation and selection among CCCs detracted over the 12-month period. Conversely, credit selection and, to a lesser extent, our marginal overweight allocation in the B rating tier contributed to relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
U.S. High Yield Fund –
.
3.60% -1.11%
U.S. High Yield Fund–
.
Advisor  Class 3.52 -1.16
U.S. High Yield Fund–
.
I  Class 3.67 -0.90
ICE BofA US High Yield
Constrained Index 2.95 -0.17
Lipper High Yield Funds
Average 2.42 -0.47

T. ROWE PRICE U.S. High Yield Fund

The portfolio’s weakest relative results over the past year were in the basic industry, media, and services segments. The largest detractors in terms of individual issuers included global chemical manufacturing company Venator, which traded lower due to its exposure to Europe as the escalation of power and energy prices negatively impacted the company relative to its competitors.
Radio company Audacy also traded lower as disappointing revenue generation due to the slow post-pandemic recovery in advertising spending combined with the company’s elevated capital expenditures made its capital structure appear untenable. Dialysis provider U.S. Renal also detracted as elevated labor costs pressured margins and a June 2022 Supreme Court ruling raised concerns about the potential for insurers to exclude dialysis from their health care coverage, meaning that Medicare—which has much lower reimbursement rates—would be the most likely alternative for many patients. Coincidentally, we exited each of these three names during the period due to credit-specific considerations. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The portfolio posted its best relative results in the consumer goods, energy, and retail segments. Our meaningful overweight to and security selection within energy, last year’s top-performing industry, was an important driver of relative performance. At the issuer level, Sigma Holdings (Upfield), a global provider of plant-based nutritional products, was a notable contributor as commodity inflation pressures eased and the company benefited from pricing strength and paid down debt. The portfolio’s holdings of Victra, the largest authorized national retailer for Verizon, traded higher as the company extended its contract with Verizon by five years and continued to make progress in its integration of telecommunications company Go Wireless, which it acquired in 2022. As a retailer of cellular plans and phones, Victra’s business is largely recession-resistant, and its expanded footprint and planned synergies from the
Go Wireless merger should support earnings growth and deleveraging. Studio
City, a Macau-based casino operator, generated solid gains after it was awarded an extension of its casino licenses and robust pent-up demand following the reversal of China’s zero-COVID policy supported results. Avoiding certain troubled credits also supported relative results as the portfolio’s zero weight in cable television provider Altice USA added value. While the company faced the same secular challenges as the cable industry overall, we had additional concerns about its high leverage, neutral free cash flow generation, and ability to meet upcoming debt maturities.

T. ROWE PRICE U.S. High Yield Fund

How is the fund positioned?
We have gradually increased the quality of the portfolio over the last year to better position it for slowing growth and the negative impacts of a potential recession. We increased our allocation to the BB rating tier from roughly
17% a year ago to around 23% by the end of the period and moderately reduced the portfolio’s holdings of B and CCC rated bonds. We also pared the portfolio’s exposure to bank loans (also known as leveraged loans) after their significant outperformance relative to bonds in 2022. We believe that most of the benefits of owning the asset class in a rising rate environment have already been realized.
While we reduced the relative
size of our overweight to
the CCC rating tier during
the past year, the portfolio
continues to be positioned
with an overweight relative
to the index. The reversal of
last year’s lower-quality sell-
off—which we believe was
somewhat overdone—has
created a technical tailwind
for CCC rated bonds, and
the broadly under-risked
market could provide
further opportunities. We
take a prudent approach
to evaluating credits and,
within CCCs, tend to tilt
our positioning to the
higher-quality portion
of the market and/or to
issuers that we believe are
mis-rated. The names we
do hold have been heavily
researched and generally
offer long maturity runways
and healthy liquidity, in our
view. Additionally, we continue to take advantage of opportunities to engage with the management teams and sponsors of our portfolio holdings to gain further insight.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. When a rating is available from all three
agencies, the median rating is used. If there are two
ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund/portfolio is not rated by any agency.
Securities that have not been rated by any rating agency
totaled 0% of the portfolio at the end of the reporting
period.
CREDIT QUALITY DIVERSIFICATION
U.S. High Yield Fund

T. ROWE PRICE U.S. High Yield Fund

Consumer goods, retail, and energy represented the portfolio’s largest industry overweights at the end of the reporting period. In the consumer goods segment, our holdings are largely concentrated in companies specializing in personal care products, the demand for which tends to be resilient through economic cycles due to their nondiscretionary nature. In the retail industry, we favor companies with manageable leverage, strong liquidity positions, and lengthy debt runways that we believe could help them weather a near-term downturn. Energy was the top-performing industry of 2022 and continues to benefit from strong tailwinds. However, we began trimming our energy exposure as valuations became somewhat rich. Additionally, a few rising stars—
issuers upgraded to investment-grade status—with large capital structures exiting the high yield market will reduce the industry’s weight within the index.
The recent disruptions in the banking subsector created some attractive entry points among nonbank issuers as the broader financials industry sold off amid contagion fears. We seized the opportunity to invest at compelling prices in few names we fully vetted such as LPL Financial, one of the largest independent broker-dealers in the U.S.
Health care, technology and electronics, and media were the portfolio’s most meaningful industry underweight positions at the end of the period. Although the health care segment currently outyields the overall index, we maintain an underweight due to our concerns about meaningful idiosyncratic risk that could impact some of the industry’s lower-quality names. In our view, the potential for significant downside makes many of these issuers unattractive.
In contrast, higher-quality names in the sector trade very tight leaving little room for upside. In the technology and electronics segment, over-levered balance sheets following heavy leveraged buyout activity in 2020 and 2021 and lower demand for software in 2023 amid the cyclical downturn in enterprise technology budgets drive our underweight allocation. Our concerns about reduced advertising spending, particularly in the face of a non-political year and a possible recession, was the primary reason for the portfolio’s lower relative weight in the media segment. Within the sector, we prefer to gain exposure via outdoor advertisers, which tend to be more resilient.
What is portfolio management’s outlook?
We remain generally constructive in our expectations for high yield bonds.
Although credit spreads—a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar maturities—
remain near historical averages, the asset class appears poised to generate strong total returns as its low dollar prices provide meaningful opportunity for capital appreciation and yields are near decade-high levels. Companies in our

T. ROWE PRICE U.S. High Yield Fund

market have entered into the current environment from a position of strength and continue to exhibit relatively strong fundamentals. The overall quality of the asset class has also improved in recent years as approximately half the high yield market is now composed of BB rated bonds.
Although defaults have been gradually trending higher from extremely low levels, we expect the default rate to end 2023 roughly in line with its long-term average of just over 3%. The new issue calendar has opened up considerably since the start of the year, with a steady stream of new issues coming to market.
This dynamic has helped facilitate refinancing activity, which reduces some of the market’s near-term default risk, but we remain vigilant on a company-by-
company basis. Additionally, no major maturity walls hit our market until 2025 and 2026, which further reduces near-term default risk.
We continue to view high yield as a strategic long-term investment and a mainstay allocation in a diversified portfolio. History has demonstrated that much of the asset class’s long-term value can be realized simply by remaining invested and taking advantage of the compounding effect of regular coupon payments. High coupons also provide a cushion against potential price volatility, which historically has resulted in attractive risk-adjusted returns for high yield bonds relative to equities. Credit selection remains the cornerstone of our process and portfolio construction, and we expect it to be the primary driver of alpha in the year ahead as it has been for us over the long term.
Although we remain optimistic in our expectations for high yield bonds, risks remain. We continue to look to invest in companies that are better positioned to withstand persistent inflation and higher rates. Additionally, given continued
risks around the potential for a recession, we continue to stress-test credits for their resiliency in such an environment. We are also cognizant of the fact that as future maturity walls begin to come due, companies will likely be forced to refinance their debt at much higher rates. We are monitoring for the impact of this as we review individual credits.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE U.S. High Yield Fund

RISKS OF BOND INVESTING
An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments.
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
BENCHMARK INFORMATION
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
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PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
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DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
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RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
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AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
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ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.

T. ROWE PRICE U.S. High Yield Fund

ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
Note: Portions of the mutual fund information contained in this report
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Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
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BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. High Yield Fund

a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE U.S. High Yield Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
5/31/23
Carnival 2.3%
LSF9 Atlantis Holdings LLC / Victra Finance 1.7
Sigma Holdco 1.5
eG Global Finance 1.5
White Cap Parent 1.4
Tutor Perini 1.4
Dornoch debt Merger Sub 1.4
Staples 1.4
ARD Finance 1.4
American Airlines 1.3
AssuredPartners 1.3
BroadStreet Partners 1.3
Sabre GLBL 1.2
Hess Midstream Operations 1.2
Journey Personal Care 1.2
Sunoco 1.2
NGL Energy Operating 1.2
Ascent Resources Utica Holdings 1.2
MajorDrive Holdings IV 1.2
Studio City Finance 1.2
Triton Water Holdings 1.1
Deluxe 1.1
GrafTech Finance 1.1
Adient Global Holdings 1.1
CHS 1.1
Total 33.0%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE U.S. High Yield Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
U.S. HIGH YIELD FUND–ADVISOR CLASS
Note: Performance for the Investor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE U.S. High Yield Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
U.S. High Yield Fund –
.
-1.11% 2.41% – 2.44% 5/19/17
U.S. High Yield Fund–
.
Advisor  Class -1.16 2.23 4.12% 4.09 4/30/13
U.S. High Yield Fund–
.
I  Class -0.90 2.55 4.41 4.38 4/30/13
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
The T. Rowe Price U.S. High Yield Fund commenced operations on May 19, 2017. At that time, the fund received all of the assets and liabilities of the Henderson High Yield
Opportunities Fund (Predecessor Fund) and adopted its performance and accounting history. The fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Predecessor Fund was managed by the same portfolio manager as the fund. Performance prior to May 19, 2017, reflects the performance of Class A of the
Predecessor Fund (Advisor Class) and the performance of Class I of the Predecessor Fund (I
Class). The Predecessor Fund's performance reflects its actual operating expense at the time and was not adjusted to reflect the impact of the fund's current fees.

T. ROWE PRICE U.S. High Yield Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Gross Net
U.S. High Yield Fund 0.78% 0.75%
U.S. High Yield Fund–Advisor Class 1.05  0.90
U.S. High Yield Fund–I Class 0.65  0.61
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses. The fund operates under a contractual expense limitation that expires on September 30, 2023.

T. ROWE PRICE U.S. High Yield Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
U.S. HIGH YIELD FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,036.00 $3.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.19   3.78
Advisor Class
Actual   1,000.00   1,035.20   4.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.44   4.53
I Class
Actual   1,000.00   1,036.70   3.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.89   3.07
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.90%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. High Yield Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years
Since
Inception
Inception
Date
U.S. High Yield Fund –
.
-7.44% 2.29% 2.44% 5/19/17
U.S. High Yield Fund–
.
Advisor  Class -7.59  2.11  4.12  4/30/13
U.S. High Yield Fund–
.
I  Class -7.27  2.43  4.41  4/30/13
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
The T. Rowe Price U.S. High Yield Fund commenced operations on May 19, 2017. At that time, the fund received all of the assets and liabilities of the Henderson High Yield
Opportunities Fund (Predecessor Fund) and adopted its performance and accounting history. The fund and the Predecessor Fund have substantially similar investment objectives and strategies. The Predecessor Fund was managed by the same portfolio manager as the fund. Performance prior to May 19, 2017, reflects the performance of Class A of the
Predecessor Fund (Advisor Class) and the performance of Class I of the Predecessor Fund
(I Class). The Predecessor Fund's performance reflects its actual operating expense at the time and was not adjusted to reflect the impact of the fund's current fees.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.73 $ 10.11 $ 9.39 $ 9.61 $ 9.77
Investment activities
Net investment income
(1)(2)
0.60 0.55 0.56 0.55 0.62
Net realized and unrealized gain/
loss (0.71) (1.30) 0.72 (0.22) (0.16)
Total from investment activities (0.11) (0.75) 1.28 0.33 0.46
Distributions
Net investment income (0.60) (0.55) (0.56) (0.55) (0.62)
Net realized gain — (0.08) — — —
Total distributions (0.60) (0.63) (0.56) (0.55) (0.62)
NET ASSET VALUE
End of period $ 8.02 $ 8.73 $ 10.11 $ 9.39 $ 9.61
Ratios/Supplemental Data
Total return
(2)(3)
(1.11)% (7.87)% 13.94% 3.43% 4.91%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.87% 0.78% 0.79% 0.87% 0.93%
Net expenses after waivers/
payments by Price Associates 0.75% 0.77% 0.79% 0.79% 0.80%
Net investment income 7.34% 5.62% 5.60% 5.75% 6.38%
Portfolio turnover rate 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of period (in
thousands) $216,586 $266,157 $437,017 $276,480 $174,818
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.71 $ 10.10 $ 9.38 $ 9.61 $ 9.77
Investment activities
Net investment income
(1)(2)
0.58 0.54 0.55 0.54 0.60
Net realized and unrealized gain/
loss (0.70) (1.31) 0.71 (0.24) (0.15)
Total from investment activities (0.12) (0.77) 1.26 0.30 0.45
Distributions
Net investment income (0.58) (0.54) (0.54) (0.53) (0.61)
Net realized gain — (0.08) — — —
Total distributions (0.58) (0.62) (0.54) (0.53) (0.61)
NET ASSET VALUE
End of period $ 8.01 $ 8.71 $ 10.10 $ 9.38 $ 9.61
Ratios/Supplemental Data
Total return
(2)(3)
(1.16)% (8.13)% 13.78% 3.17% 4.76%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.01% 0.99% 0.97% 0.98% 1.05%
Net expenses after waivers/
payments by Price Associates 0.90% 0.92% 0.94% 0.94% 0.95%
Net investment income 7.17% 5.49% 5.52% 5.60% 6.25%
Portfolio turnover rate 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of period (in
thousands) $4,178 $6,873 $13,815 $14,497 $10,963
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.68 $ 10.06 $ 9.35 $ 9.57 $ 9.73
Investment activities
Net investment income
(1)(2)
0.61 0.57 0.57 0.56 0.63
Net realized and unrealized gain/
loss (0.70) (1.31) 0.71 (0.22) (0.15)
Total from investment activities (0.09) (0.74) 1.28 0.34 0.48
Distributions
Net investment income (0.61) (0.56) (0.57) (0.56) (0.64)
Net realized gain — (0.08) — — —
Total distributions (0.61) (0.64) (0.57) (0.56) (0.64)
NET ASSET VALUE
End of period $ 7.98 $ 8.68 $ 10.06 $ 9.35 $ 9.57
Ratios/Supplemental Data
Total return
(2)(3)
(0.90)% (7.79)% 14.04% 3.58% 5.06%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.65% 0.68% 0.72% 0.81%
Net expenses after waivers/
payments by Price Associates 0.61% 0.61% 0.63% 0.64% 0.64%
Net investment income 7.49% 6.04% 5.78% 5.86% 6.59%
Portfolio turnover rate 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of period (in
thousands) $191,390 $228,946 $55,120 $44,469 $29,428
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.9% (1)
Basic Industry 0.8%
Tutor Perini, FRN, 1M TSFR + 4.75%, 10.003%, 8/18/27  3,942 3,449
3,449
Consumer Goods 1.9%
Journey Personal Care, FRN, 3M USD LIBOR + 4.25%, 9.409%,
3/1/28  5,871 4,932
Naked Juice, FRN, 3M TSFR + 6.00%, 10.998%, 1/24/30  (2) 4,096 3,062
7,994
Energy 0.4%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 9.904%,
3/11/26  1,489 1,457
1,457
Health Care 1.1%
Bausch Health, FRN, 1M TSFR + 5.25%, 10.416%, 2/1/27  5,712 4,492
4,492
Services 1.7%
KNS Midco, FRN, 6M USD LIBOR + 6.25%, 11.518%, 4/21/27  5,165 4,236
Staples, FRN, 3M USD LIBOR + 5.00%, 10.299%, 4/16/26  3,348 2,845
7,081
Total Bank Loans (Cost $29,260) 24,473
CORPORATE BONDS 88.8%
Automotive 3.8%
Adient Global Holdings, 4.875%, 8/15/26  (3) 4,727 4,491
Ford Motor Credit, 4.00%, 11/13/30  2,285 1,917
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,205
Jaguar Land Rover Automotive, 5.50%, 7/15/29  (3) 5,115 4,335
Wheel Pros, 6.50%, 5/15/29  (3) 6,405 2,754
15,702
Basic Industry 6.0%
Camelot Return Merger Sub, 8.75%, 8/1/28  (3) 4,025 3,784
Element Solutions, 3.875%, 9/1/28  (3) 4,755 4,149
ERO Copper, 6.50%, 2/15/30  (3) 4,725 4,092
Novelis, 3.875%, 8/15/31  (3) 4,910 4,026
Polar U.S. Borrower, 6.75%, 5/15/26  (3) 3,340 2,054
SCIH Salt Holdings, 6.625%, 5/1/29  (3) 5,045 4,168
Tutor Perini, 6.875%, 5/1/25  (3) 3,250 2,478
24,751
Capital Goods 6.9%
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27  (3)(4) 7,238 5,610
Ball, 6.00%, 6/15/29  4,207 4,196
Bombardier, 7.875%, 4/15/27  (3) 4,040 3,989

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dornoch Debt Merger Sub, 6.625%, 10/15/29  (3) 7,816 5,862
GrafTech Finance, 4.625%, 12/15/28  (3) 5,572 4,465
Trivium Packaging Finance, 8.50%, 8/15/27  (3) 4,670 4,390
28,512
Consumer Goods 6.0%
Coty, 4.75%, 1/15/29  (3) 4,375 4,014
HLF Financing, 4.875%, 6/1/29  (3) 4,944 3,374
MajorDrive Holdings IV, 6.375%, 6/1/29  (3) 5,985 4,579
Sigma Holdco, 7.875%, 5/15/26  (3) 7,423 6,189
Tempur Sealy International, 3.875%, 10/15/31  (3) 2,503 1,999
Triton Water Holdings, 6.25%, 4/1/29  (3) 5,465 4,563
24,718
Energy 13.2%
Ascent Resources Utica Holdings, 5.875%, 6/30/29  (3) 2,595 2,277
Ascent Resources Utica Holdings, 8.25%, 12/31/28  (3) 2,515 2,421
Comstock Resources, 6.75%, 3/1/29  (3) 4,760 4,177
Encino Acquisition Partners Holdings, 8.50%, 5/1/28  (3) 4,307 3,957
EQM Midstream Partners, 4.50%, 1/15/29  (3) 2,865 2,507
EQM Midstream Partners, 4.75%, 1/15/31  (3) 1,735 1,490
Gulfport Energy, 8.00%, 5/17/26  (3) 4,210 4,221
Harvest Midstream I, 7.50%, 9/1/28  (3) 2,935 2,796
Hess Midstream Operations, 4.25%, 2/15/30  (3) 4,525 3,908
Hess Midstream Operations, 5.50%, 10/15/30  (3) 1,140 1,035
Howard Midstream Energy Partners, 6.75%, 1/15/27  (3) 4,330 3,994
NGL Energy Operating, 7.50%, 2/1/26  (3) 4,945 4,716
Permian Resources Operating, 5.875%, 7/1/29  (3) 4,215 3,920
Sunoco, 4.50%, 5/15/29  2,700 2,396
Sunoco, 4.50%, 4/30/30  2,775 2,428
Tallgrass Energy Partners, 6.00%, 12/31/30  (3) 4,807 4,158
Weatherford International, 8.625%, 4/30/30  (3) 4,043 4,058
54,459
Financial Services 5.3%
Advisor Group Holdings, 10.75%, 8/1/27  (3) 3,595 3,460
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (3) 1,016 1,024
FirstCash, 5.625%, 1/1/30  (3) 4,810 4,365
LPL Holdings, 4.00%, 3/15/29  (3) 320 281
LPL Holdings, 4.375%, 5/15/31  (3) 1,658 1,440
PennyMac Financial Services, 4.25%, 2/15/29  (3) 4,615 3,698
PRA Group, 5.00%, 10/1/29  (3) 4,607 3,455
Rocket Mortgage, 4.00%, 10/15/33  (3) 5,370 4,048
21,771
Health Care 2.7%
CHS, 5.25%, 5/15/30  (3) 2,275 1,701
CHS, 6.875%, 4/1/28  (3) 2,093 1,162
CHS, 6.875%, 4/15/29  (3) 2,840 1,590

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consensus Cloud Solutions, 6.50%, 10/15/28  (3) 3,260 2,832
Pediatrix Medical Group, 5.375%, 2/15/30  (3) 4,305 3,961
11,246
Insurance 3.2%
Alliant Holdings Intermediate, 5.875%, 11/1/29  (3) 580 496
AssuredPartners, 5.625%, 1/15/29  (3) 5,960 5,125
BroadStreet Partners, 5.875%, 4/15/29  (3) 6,005 5,187
HUB International, 5.625%, 12/1/29  (3) 2,550 2,276
13,084
Leisure 7.1%
Carnival, 5.75%, 3/1/27  (3) 9,440 8,048
Carnival, 6.00%, 5/1/29  (3) 1,735 1,436
Carnival Holdings Bermuda, 10.375%, 5/1/28  (3) 1,220 1,321
Hilton Domestic Operating, 3.625%, 2/15/32  (3) 4,325 3,568
Life Time, 5.75%, 1/15/26  (3) 4,399 4,267
Sabre GLBL, 11.25%, 12/15/27  (3) 6,200 4,766
Studio City, 7.00%, 2/15/27  (3) 1,150 1,073
Studio City Finance, 5.00%, 1/15/29  (3) 6,340 4,621
29,100
Media 6.6%
CCO Holdings, 4.50%, 5/1/32  5,410 4,233
CMG Media, 8.875%, 12/15/27  (3) 4,717 3,031
Deluxe, 8.00%, 6/1/29  (3) 5,710 4,368
DISH DBS, 7.375%, 7/1/28  7,345 3,672
DISH Network, 11.75%, 11/15/27  (3) 1,431 1,370
Millennium Escrow, 6.625%, 8/1/26  (3) 1,460 1,002
Radiate Holdco, 6.50%, 9/15/28  (3) 7,325 3,681
Sinclair Television Group, 4.125%, 12/1/30  (3) 4,025 2,616
Urban One, 7.375%, 2/1/28  (3) 3,625 3,263
27,236
Real Estate 2.9%
Brookfield Property REIT, 4.50%, 4/1/27  (3) 4,770 3,810
Outfront Media Capital, 4.25%, 1/15/29  (3) 5,040 4,095
VICI Properties, 4.125%, 8/15/30  (3) 4,775 4,190
12,095
Retail 8.1%
Bath & Body Works, 5.25%, 2/1/28  3,240 3,078
Bath & Body Works, 6.625%, 10/1/30  (3) 1,146 1,093
eG Global Finance, 6.75%, 2/7/25  (3) 6,445 6,179
LSF9 Atlantis Holdings, 7.75%, 2/15/26  (3) 7,507 6,953
Michaels, 7.875%, 5/1/29  (3) 6,195 3,826
NMG Holding, 7.125%, 4/1/26  (3) 4,515 4,041
Victoria's Secret, 4.625%, 7/15/29  (3) 5,143 3,934
Yum! Brands, 3.625%, 3/15/31  4,855 4,151
33,255

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services 3.8%
PECF USS Intermediate Holding III, 8.00%, 11/15/29  (3) 5,955 3,126
Ritchie Bros Holdings, 6.75%, 3/15/28  (3) 1,795 1,818
Ritchie Bros Holdings, 7.75%, 3/15/31  (3) 1,820 1,895
Staples, 7.50%, 4/15/26  (3) 3,580 2,945
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%, 3/15/26  (3)
(4) 6,225 5,867
15,651
Technology & Electronics 2.9%
CommScope, 8.25%, 3/1/27  (3) 5,271 4,105
ION Trading Technologies, 5.75%, 5/15/28  (3) 4,685 3,895
Veritas U.S., 7.50%, 9/1/25  (3) 5,355 3,996
11,996
Telecommunications 4.6%
Consolidated Communications, 6.50%, 10/1/28  (3) 5,680 4,253
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 1,831
Frontier Communications Holdings, 6.00%, 1/15/30  (3) 2,480 1,739
Frontier Communications Holdings, 6.75%, 5/1/29  (3) 505 372
LCPR Senior Secured Financing, 6.75%, 10/15/27  (3) 1,823 1,686
Level 3 Financing, 3.625%, 1/15/29  (3) 5,800 3,132
Telesat Canada, 6.50%, 10/15/27  (3) 3,900 1,716
Viasat, 6.50%, 7/15/28  (3) 5,050 4,097
18,826
Transportation 2.4%
American Airlines, 5.75%, 4/20/29  (3) 5,640 5,386
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  907 842
VistaJet Malta Finance, 6.375%, 2/1/30  (3) 4,635 3,679
9,907
Utility 3.3%
Clearway Energy Operating, 3.75%, 2/15/31  (3) 5,035 4,217
NRG Energy, VR, 10.25%  (3)(5)(6) 4,380 4,150
Talen Energy Supply, 8.625%, 6/1/30  (3) 3,365 3,432
Vistra, VR, 8.00%  (3)(5)(6) 1,865 1,739
13,538
Total Corporate Bonds (Cost $429,545) 365,847
PREFERRED STOCKS 1.3%
Energy 0.7%
Crestwood Equity Partners, 9.25%  (5) 301 2,747
2,747

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial Services 0.6%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,500
2,500
Total Preferred Stocks (Cost $4,841) 5,247
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.11%  (7)(8) 10,724 10,724
Total Short-Term Investments (Cost $10,724) 10,724
Total Investments in Securities
98.6% of Net Assets
(Cost $474,370) $ 406,291

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$334,898 and represents 81.3% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Perpetual security with no stated maturity date.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ —# $ — $ 342+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 9,350  ¤   ¤ $ 10,724^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $342 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,724.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $474,370) $ 406,291
Interest receivable 7,471
Receivable for shares sold 246
Receivable for investment securities sold 180
Cash 88
Other assets 55
Total assets 414,331
Liabilities
Payable for investment securities purchased 1,002
Payable for shares redeemed 582
Investment management fees payable 196
Due to affiliates 18
Other liabilities 379
Total liabilities 2,177
NET ASSETS $ 412,154

T. ROWE PRICE U.S. High Yield Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (110,983)
Paid-in capital applicable to 51,510,540 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 523,137
NET ASSETS $ 412,154
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $216,586; Shares outstanding: 26,999,003) $ 8.02
Advisor Class
(Net assets: $4,178; Shares outstanding: 521,465) $ 8.01
I Class
(Net assets: $191,390; Shares outstanding: 23,990,072) $ 7.98

T. ROWE PRICE U.S. High Yield Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 35,281
Dividend 334
Total income 35,615
Expenses
Investment management 2,450
Shareholder servicing
Investor Class $ 513
Advisor Class 8
I Class 98 619
Rule 12b-1 fees
Advisor Class 12
Prospectus and shareholder reports
Investor Class 39
Advisor Class 1
I Class 8 48
Custody and accounting 197
Registration 83
Legal and audit 35
Proxy and annual meeting 5
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (447)
Total expenses 3,019
Net investment income 32,596

T. ROWE PRICE U.S. High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized loss on securities (35,410)
Change in net unrealized gain / loss
Securities (4,991)
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss (4,990)
Net realized and unrealized gain / loss (40,400)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (7,804)

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 32,596 $ 31,644
Net realized loss (35,410) (4,168)
Change in net unrealized gain / loss (4,990) (74,201)
Decrease in net assets from operations (7,804) (46,725)
Distributions to shareholders
Net earnings
Investor Class (16,896) (26,894)
Advisor Class (393) (853)
I Class (15,194) (8,628)
Decrease in net assets from distributions (32,483) (36,375)
Capital share transactions
*
Shares sold
Investor Class 104,416 174,704
Advisor Class 852 3,724
I Class 58,729 253,540
Distributions reinvested
Investor Class 15,963 24,341
Advisor Class 392 853
I Class 12,773 7,514
Shares redeemed
Investor Class (148,928) (316,300)
Advisor Class (3,398) (9,740)
I Class (90,334) (59,512)
Increase (decrease) in net assets from capital share
transactions (49,535) 79,124

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (89,822) (3,976)
Beginning of period 501,976 505,952
End of period $ 412,154 $ 501,976
*Share information (000s)
Shares sold
Investor Class 12,826 17,787
Advisor Class 104 384
I Class 7,195 26,468
Distributions reinvested
Investor Class 1,973 2,489
Advisor Class 48 87
I Class 1,587 797
Shares redeemed
Investor Class (18,305) (32,996)
Advisor Class (420) (1,050)
I Class (11,177) (6,359)
Increase (decrease) in shares outstanding (6,169) 7,607

T. ROWE PRICE U.S. High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income. The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High
Yield Fund–Advisor Class (Advisor Class), and the U.S. High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. High Yield Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE U.S. High Yield Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE U.S. High Yield Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE U.S. High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 390,320 $ — $ 390,320
Preferred Stocks 5,247 — — 5,247
Short-Term Investments 10,724 — — 10,724
Total $ 15,971 $ 390,320 $ — $ 406,291
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE U.S. High Yield Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $134,084,000 and $186,929,000, respectively, for the year ended
May 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE U.S. High Yield Fund

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 32,483 $ 33,674
Long-term capital gain — 2,701
Total distributions $ 32,483 $ 36,375
($000s)
Cost of investments $ 474,583
Unrealized appreciation $ 2,123
Unrealized depreciation (70,423)
Net unrealized appreciation (depreciation) $ (68,300)

T. ROWE PRICE U.S. High Yield Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
($000s)
Undistributed ordinary income $ 272
Net unrealized appreciation (depreciation) (68,300)
Loss carryforwards and deferrals (42,953)
Other temporary differences (2)
Total distributable earnings (loss) $ (110,983)

T. ROWE PRICE U.S. High Yield Fund

non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $655,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(281) $(6) $(160)

T. ROWE PRICE U.S. High Yield Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2023, expenses incurred pursuant to these service agreements were $108,000 for Price Associates; $416,000 for T. Rowe Price Services, Inc.; and $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE U.S. High Yield Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price High Yield Fund, Inc. and
Shareholders of T. Rowe Price U.S. High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. High Yield Fund (one of the funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31,
2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2023 and the financial highlights for each of the five years in the period ended May 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $246,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $246,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $31,810,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE U.S. High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price Investment Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and
Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of the
Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment

T. ROWE PRICE U.S. High Yield Fund

personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe
Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile
(Advisor Class Expense Group), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor
Class Expense Group,).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE U.S. High Yield Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. High Yield Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With U.S. High Yield Fund Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Maron Deering (1980)
Vice President
Vice President, Price Investment Management;
formerly, Principal, Maplewood Capital, LLC (to
2020)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Devon Everhart, CFA (1977)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Matthew Fanandakis, CFA (1983)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Gregg Gola, CFA (1965)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE U.S. High Yield Fund

Name (Year of Birth)
Position Held With U.S. High Yield Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kevin Patrick Loome, CFA (1967)
Executive Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Todd Nocella, CFA (1981)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Latika Ravi (1979)
Vice President
Vice President, Price Investment Management;
formerly, Partner, Portfolio Managerand Senior
Research Analyst, Franklin Templeton Investments
(to 2020)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Douglas Zinser (1975)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916682 F1106-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023